Income Tax - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate (as a percent)	15.00%
Solidarity surcharge rate (as a percent)	5.50%
Statutory tax rate (as a percent)	27.10%	27.20%	30.70%
Tax rate for deferred taxes (as a percent)	27.10%
State income tax with average rate (as a percent)	21.60%	27.20%	31.60%
Deferred tax assets settlement	€ 17.8
Non cash current tax relating to items credited (charged) directly to equity	19.8
Deferred tax assets	81.3	€ 229.6
Deferred tax (assets) and liabilities, net recognized	41.6	223.4	€ (66.7)
Federal tax losses		128.9
State tax losses		128.9
Deferred tax liabilities have not been recognized	2.8
Deductible Temporary Differences, Unused Tax Losses, And Unused Tax Credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	531.5
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	31.9
Tax losses / tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ 2.8
Austria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate (as a percent)	24.00%
Decrease in corporate tax rate (as a percent)	23.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Federal corporate income tax (as a percent)	21.00%
State income tax with average rate (as a percent)	4.50%
Valuation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ (138.0)	€ (136.7)	€ (81.0)
Chief Executive Officer Grant
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (assets) and liabilities, net recognized	€ 108.8